Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value Measured on a Recurring Basis [Member] - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 9,747,286	$ 82,811,699
Liabilities	3,930,608	5,023,872
Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	3,276,785	3,216,237
Liabilities	1,985,045	3,073,833
Futures Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	6,470,501	4,631,978
Liabilities	1,945,563	1,950,039
U.S. Treasury Bills [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		74,963,484
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	6,470,501	4,961,949
Liabilities	1,945,563	2,758,055
Level 1 [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		329,971
Liabilities		808,016
Level 1 [Member] | Futures Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	6,470,501	4,631,978
Liabilities	1,945,563	1,950,039
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	3,276,785	77,849,750
Liabilities	1,985,045	2,265,817
Level 2 [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	3,276,785	2,886,266
Liabilities	$ 1,985,045	2,265,817
Level 2 [Member] | U.S. Treasury Bills [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		$ 74,963,484